REVENUES - Schedule of revenues by location (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES
Total revenues	¥ 31,000	¥ 83,127,296	$ 12,052,325	¥ 40,826,521	¥ 35,129,459
China
REVENUES
Total revenues		34,839,410		10,134,888	6,370,975
North America
REVENUES
Total revenues		3,727,493		6,621,799	10,098,116
Europe
REVENUES
Total revenues		19,637,777		7,481,581	4,644,487
Asia Pacific
REVENUES
Total revenues		11,274,447		10,239,162	9,603,211
Rest of the world
REVENUES
Total revenues		¥ 13,648,169		¥ 6,349,091	¥ 4,412,670